Fee Income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of fee income

For the years ended December 31,	2022	2021
Fee income from insurance contracts	$1,169	$1,175
Fee income from service contracts:
Distribution fees	868	959
Fund management and other asset-based fees	4,922	4,981
Administrative service and other fees	1,087	887
Total fee income	$8,046	$8,002